Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid expenses and other current assets

	December 31, 2017	December 31, 2016
Prepaid voyage and operating costs	$8,022	$8,352
Claims receivable	12,307	9,822
Prepaid other taxes	4,520	4,279
Advances for working capital purposes	18	4,486
Other	2,516	1,957
Total prepaid expenses and other current assets	$27,383	$28,896